Employee Benefits (Schedule Of Retirement Plan Costs) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	€ (1,854)
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	15,990	10,423	6,875
Multi-employer plans	1,111	1,207	2,089
Defined benefit plans	1,844	673	775
Total retirement plan costs	€ 18,945	€ 12,303	€ 9,739